COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
September 2020
Payment for insurance claim	$ 1,400,000	$ 1,400,000
Insurance maturity date	March 2021	March 2021
February 2020
Gross settlement fund		$ 1,200,000.0
August 2020
Payment for insurance claim	$ 2,650,000
Insurance maturity date	July 2021